Cover Page	May 05, 2022
Document Information [Line Items]
Document Type	8-K/A
Document Period End Date	May 05, 2022
Entity Registrant Name	ENVESTNET, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34835
Entity Tax Identification Number	20-1409613
Entity Address, Address Line One	1000 Chesterbrook Boulevard
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Berwyn
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19312
City Area Code	312
Local Phone Number	827-2800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.005 per share
Trading Symbol	ENV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001337619
Amendment Flag	false
Former Address
Document Information [Line Items]
Entity Address, Address Line One	35 East Wacker Drive
Entity Address, Address Line Two	Suite 2400
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60601